S000006645 [Member] Investment Objectives and Goals - Loomis Sayles Intermediate Duration Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Loomis Sayles Intermediate Duration Bond Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s investment objective is above-average total return through a combination of current income and capital appreciation.